Goodwill (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure Of Detailed Information About Goodwil
Disclosure of Detailed Information About Goodwil
	2021	2020
	$	$

Balance, August 31,	18,495,121	18,785,807
Effect of foreign exchange	(28,912)	26,903
Balance, November 30,	18,466,209	18,812,710